Share Capital - Additional Information (Detail)										1 Months Ended				3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
		Aug. 29, 2019 USD ($) $ / shares shares	Mar. 21, 2019 USD ($) $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	Jun. 19, 2018 shares	May 10, 2018 USD ($) $ / shares shares	May 10, 2018 USD ($) $ / shares	Apr. 10, 2018 USD ($) shares	Apr. 10, 2018 USD ($) $ / shares	Aug. 29, 2019 USD ($) $ / shares shares	May 29, 2019 USD ($) $ / shares	May 29, 2019 CAD ($)	May 28, 2019	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CAD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 $ / shares shares	Sep. 30, 2019 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($)	May 29, 2019 $ / shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Shares issued | shares														33,567,399					33,567,399			33,567,399
Number of shares outstanding | shares					419,888,250									33,567,399					33,567,399		21,675,849	33,567,399			21,675,849
Number of shares outstanding, adjusted | shares					13,996,275
Reverse stock split ratio					30
Effective date of reverse stock split					Jun. 20, 2018
Offering price per share | $ / shares			$ 3.40
Cash commission														$ 317,771		$ 134,009			$ 1,038,268	$ 505,197
Amount allocated to common shares																			$ 7,002,043	59,998
Warrant exercised | shares														1,018,506					1,018,506		6,500	1,018,506			6,500
Number of common shares available for issue under stock option plan | shares																	3,320,030	3,320,030			1,241,803
Weighted average exercise price of options exercisable														$ 3.02					$ 3.02			$ 7.08
Stock based compensation														$ 412,956		$ 428,528			$ 1,404,364	$ 1,151,933
Stock based compensation Liability																	$ 183,437						$ 240,070
Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares	[1]																					$ 5.92			$ 18.20	$ 21.30
US Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares	[1]													$ 2.65					$ 2.65		$ 1.55
Warrants expiring between March 16, 2019 and August 10, 2020 [member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares														1,324,626					1,324,626			1,324,626
Warrants expiring between february twenty three thousand eighteen and december five two thousand nineteen [member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares																					786,183				786,183
Vesting period [member]
Disclosure of classes of share capital [line items]
Contractual life of Options																			7 years
Before Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance													10.00%
After Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance											15.00%	15.00%
Amendment [Member]
Disclosure of classes of share capital [line items]
Stock based compensation																	$ 292,184	$ 382,390
Exercise prices/option | (per share)											$ 3.40													$ 4.54
Incremental stock based compensation											$ 475,622	$ 622,460
Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Warrant exercised | shares														0	1,018,506				0			0
Proceeds from warrant exercised															$ 3,259,219
Amount reclassed from warrant liability to common stock															$ 3,742,824
Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from offerings														$ 3,000,000
Cash commission														$ 417,113
Bloom Burton Securities Inc [member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares			8,455,882	7,679,574				1,126,664
Offering price per share | (per share)			$ 3.40	$ 2.50			$ 9.00		$ 9.00
Gross proceeds from offerings			$ 28,750,000	$ 19,198,935				$ 8,035,941
Cash commission			2,012,500	1,343,925		$ 76,988		562,516
Net proceeds from offering			$ 25,426,744	$ 17,464,711				7,211,320
Exercise price per share | (per share)			$ 4.00	$ 3.20			$ 10.50		$ 10.50
Fair value of warrants			$ 15,897,059	$ 6,297,251		658,387	$ 658,387	4,553,700	$ 4,553,700
Amount allocated to common shares			$ 12,852,941	$ 12,901,684		$ 531,469		$ 3,482,241
Warrants expiration period			Mar. 21, 2024	Aug. 10, 2023		Apr. 10, 2023		Apr. 10, 2023
Sale of offering additional units | shares						168,888
Gross proceeds from additional offerings						$ 1,189,856
Net proceeds from additional offering						$ 1,100,238
Bloom Burton Securities Inc [member] | Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Fair value of warrants			$ 864,190
Warrants expiration period			Mar. 21, 2021	Aug. 10, 2020		Apr. 10, 2020		Apr. 10, 2020
Broker Warrants to purchase of common stock | shares			591,911	537,570		10,928		78,867
Common stock price per share | (per share)			$ 3.40	$ 2.50		$ 9.00			$ 9.00
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares		1,777,325								1,777,325
Offering price per share | $ / shares		$ 0.4252								$ 1.6879
Gross proceeds from offerings		$ 170,090								$ 3,000,000
Capital Issued Commitments		$ 35,000,000								$ 35,000,000
Percentage Of Shares Outstanding		5.30%								5.30%
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member] | Additional Commitment [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares		639,837								639,837
Percentage Of Shares Outstanding		1.90%								1.90%
Northland Securities Inc [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Cash commission										$ 160,000

[1]	After giving consideration for 30:1 share consolidation effected June 2018.